Financial Instruments Risks - Net Credit Risk Exposure Explanatory (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Maximum exposure to credit risk	$ 5,397,242,655	$ 5,927,119,466
Collateral held or other credit enhancements	(2,164,506,418)	(1,089,537,232)
Total net credit risk exposure	$ 3,232,736,237	$ 4,837,582,234